SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Options Outstanding	$ 0.93	$ 0.93
Number of Options Outstanding	1,131,000	1,131,000
Weighted Average Remaining Life In Years ,Options Exerciseable	4 years 6 months	4 years 9 months 18 days
Number of Options Exercisable	1,103,500	783,500
Exercise Price Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price, Options Outstanding	$ 0.93	$ 0.93
Number of Options Outstanding	1,131,000	1,131,000
Weighted Average Remaining Life In Years ,Options Exerciseable	4 years 6 months	4 years 9 months 18 days
Number of Options Exercisable	1,103,500	783,500